Impairment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Impairment
14.	Impairment

The Company annually tests its assets for impairment on December 31 or when there is an indication that their carrying amount may not be recoverable. In 2017, impairment losses and reversals were primarily recognized in the last quarter reflecting the Company’s plan to optimize investment portfolio and updates of mid and long-term assumptions used in the recent Company’s Business and Management Plan (BMP 2018-2022) concluded and approved in December 2017.

The enhanced risk perception of Brazilian market (Brazil’s risk premium) decreased the discount rates applied for impairment testing purposes, and along with the better operational efficiency of certain E&P fields, resulted in reversals of impairment previously recognized following the 2017 annual review, mainly for the North Group CGU in Campos basin.

The Company accounted for impairment losses for certain assets in the scope of the partnership and divestment program, mainly with respect to oil and gas production and drilling equipment in Brazil and to the sale of a portion of Roncador field in Campos basin. The higher costs of raw materials and the lower refining margin, as set forth in BMP 2018-2022, were the main reasons for impairment losses on Second refining unit in RNEST.

The work in progress relating to the infrastructure shared by Comperj’s first refining unit and the natural gas processing plant (UPGN), as well as the decision of hibernating the hulls construction of 3 vessels of PANAMAX project, that triggered their separate impairment testing from the Transportation, also resulted in impairment losses in 2017. In addition, the Company’s plan to withdrawal its entire interest in petrochemical business, as set forth in BMP 2018-2022, along with the lower expectation of a successful sale of fertilizers and nitrogen products plants, triggered an impairment testing for these assets separately form the Natural Gas CGU in the last quarter of 2017, thereby accounting for impairment losses with respect to them.

The table below shows the impairment losses, net of reversals, recognized within the statement of income in 2017, 2016 and 2015:

Assets or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (***)	Business segment	Comments
	2017
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	11,826	16,070	(870)	E&P - Brazil	item	(a1)
Second refining unit in RNEST	1,716	1,261	464	RTM - Brazil	item	(b1)
Fertilizer Plants	412	—	412	Gas & Power - Brazil	item	(c)
Oil and gas production and drilling equipment in Brazil	360	4	363	E&P - Brazil	item	(d1)
Producing properties relating to oil and gas activities Abroad (several CGUs)	215	89	128	E&P - Abroad	item	(e)
Panamax vessels - Transpetro	112	—	112	RTM - Brazil	item	(f)
Araucária	70	—	70	Gas & Power - Brazil	item	(g1)
Comperj	51	—	51	RTM - Brazil	item	(h1)
Conecta and DGM	38	—	38	Distribution - Abroad	item	(i)
Others	1,863	1,797	68	Several Segments

			836

Assets classified as held for sale
Producing properties relating to oil and gas activities in Roncador	3,164	2,766	405	E&P - Brazil	item 14.2
Others	317	366	(50)	Several Segments

Total			1,191

	2016
Producing properties relating to oil and gas activities in Brazil (several CGUs)	12,788	10,718	2,268	E&P - Brazil	item	(a2)
Oil and gas production and drilling equipment in Brazil	918	64	854	E&P - Brazil	item	(d2)
Second refining unit in RNEST	2,488	1,708	780	RTM - Brazil	item	(b2)
Suape Petrochemical Complex	1,099	480	619	RTM - Brazil	item	(j)
Comperj	403	—	403	RTM - Brazil	item	(h2)
Transpetro’s fleet of vessels	1,793	1,549	244	RTM - Brazil	item	(k)
Fertilizer Plant - UFN III	523	370	153	Gas & Power - Brazil	item	(l)
Araucária (fertilizers plant)	197	57	140	Gas & Power - Brazil	item	(g2)
Quixada Power plant	28	—	28	Biofuel, Brazil
Others	614	424	148	Several Segments

			5,637

Assets classified as held for sale					item 14.2
Suape Petrochemical Complex	816	381	435	RTM - Brazil
Petrobras Chile Distribución	546	464	82	Distribution - Abroad
Power Plants Celso Furtado and Rômulo Almeida	120	72	47	RTM - Brazil
Others	96	104	(8)	Several Segments

			556

Total			6,193

	2015
Producing properties relating to oil and gas activities in Brazil (several CGUs)	21,251	12,139	8,653	E&P - Brazil	item	(a3)
Comperj	1,586	234	1,352	RTM - Brazil	item	(h3)
Oil and gas producing properties abroad	1,548	918	637	E&P - Abroad	item	(e1)
Oil and gas production and drilling equipment in Brazil	750	243	507	E&P - Brazil	item	(d3)
Fertilizer Plant - UFN III	935	434	501	Gas & Power - Brazil	item	(l1)
Suape Petrochemical Complex	1,143	943	200	RTM - Brazil	item	(j1)
Nitrogen Fertilizer Plant - UFN-V	190	—	190	Gas & Power - Brazil
Biodiesel plants	134	88	46	Biofuel - Brazil
Others	341	156	213	Several segments

			12,299

(*)	It only includes carrying amounts and recoverable amounts of impaired assets or asses for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.
(***)	Reversals are presented in brackets.

14.1.	Impairment of property, plant and equipment and intangible assets

For impairment testing purposes, the Company bases its cash flow projections on:

•	The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;

•	Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and

•	A pre-tax discount rate derived from the Company’s post-tax weighted average cost of capital (WACC).

Information on key assumptions for impairment testing and the definition of Company’s CGUs are presented in notes 5.2 and 5.3, respectively. Management assumptions and judgements, which are based on the Company’s business and management model, are required on these matters.

The cash flow projections used to measure the value in use of the CGUs in 2017 were mainly based on the following estimates of key assumptions for impairment testing:

2017
	2018	2019	2020	2021	2022	Long term Average
Average Brent (US$/bbl)	53	58	66	70	73	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44	3.47	3.47	3.46	3.49	3.4

For comparative purposes, estimates of key assumptions for impairment testing in 2016 and 2015 are shown below:

2016
	2017	2018	2019	2020	2021	Long term Average
Average Brent (US$/bbl)	48	56	68	71	71	70
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.46	3.54	3.48	3.42	3.38	3.36

2015
	2016	2017	2018	2019	2020	Long term Average
Average Brent (US$/bbl)	45	59	61	64	67	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	4.06	3.73	3.66	3.6	3.60	3.06

Information on the main impairment losses and reversals of property, plant and equipment and intangible assets are described below:

a1) Producing properties in Brazil – 2017

Impairment assessment for producing properties in Brazil under the concession regime for oil and gas resulted in a net reversal of impairment losses of US$ 870. Cash flow projections were based on financial budgets/forecasts approved by management and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 7.6% p.a. at December 31, 2017. This amount comprises:

•	Reversals of impairment totaling US$ 1,733 primarily from North group (US$ 912), Espadarte and Papa-Terra fields (US$ 125 and US$ 122), Uruguá group (US$ 100), Pampo field (US$ 91), Fazenda Alegre group (US$ 45), Cidade de São Mateus group (US$ 44), Riachuelo field (US$ 40), Fazenda Imbé group (US$ 28), Fazenda Bálsamo field (US$ 26), Peroá group (US$ 25), São Mateus group (US$ 19) and Riacho da Forquilha field (US$ 18). These reversals substantially reflected the lower post-tax real discount rate, the approval of investments in enhancing recovery of mature fields and the lower tax burden set forth in the new tax rules applicable to the oil and gas industry (see note 21.4).
•	Impairment losses totaling US$ 863 mainly related to CGUs Piranema (US$ 227), Salgo (US$ 104) Ceara Mar group (US$ 95), Cvit group (US$ 63), Miranga group (US$59), Fazenda Belém group (US$ 49), Frade (US$ 40) Dom João (US$ 27) and Candeias (US$ 18). These losses were substantially driven by an expected acceleration of production cessation reflecting an optimization of investment portfolio, as well as by a lower risk-adjusted discount rate for decommissioning costs, which also increased the costs of assets related to the abandonment and dismantling of these areas.

a2) Producing properties in Brazil – 2016

Impairment losses of US$ 2,268 were recognized for certain oil and gas fields in Brazil under E&P concessions. Cash flow projections were based on: financial budgets/forecasts approved by Management and the post-tax discount rates (excluding inflation) derived from the WACC for the E&P business of 9.1% p.a. at December 31, 2016. The impairment losses were related primarily to the following fields and groups of fields: North group (US$ 1,178), Ceará Mar Group (US$ 210), Guaricema (US$ 126), Dourado (US$ 88), Maromba (US$ 86), Bijupirá and Salema (US$ 82), Papa-Terra (US$ 72), Trilha (US$ 69), Uruguá group (US$ 62), Pampo (US$ 67), Frade (US$ 65), Badejo (US$ 56), Bicudo (US$ 49), Riachuelo (US$ 44), Fazenda Bálsamo (US$ 41) and Água Grande group (US$ 31). These impairment losses were mainly due to the appreciation of the Brazilian Real against the U.S. Dollar, price assumptions review, Company’s annual reviews of oil and gas reserves and decommissioning cost estimates, as well a higher discount rate following the increase in Brazil’s risk premium. In addition, an impairment reversal relating to Centro Sul group, amounting to US$ 415, was recognized due to increased estimate of reserves and production, as well as lower operating expenses estimates based on a review of its fields operations, as set forth in 2017-2021 BMP, considering the decommissioning of a unit which had high operational costs and replacing another unit with an investment in a new processing plant which was committed to during the third quarter of 2016.

a3) Producing properties in Brazil – 2015

In 2015, impairment losses of US$ 8,653 were recognized for certain oil and gas fields in Brazil under E&P concessions. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 8.3% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the E&P business. The impairment losses were related primarily to the following fields: Papa-Terra (US$ 2,234), Centro Sul group (US$ 1,179), Uruguá group (US$ 986), Espadarte (US$ 593), Linguado (US$ 489), CVIT – Espírito Santo group (US$ 375), Piranema (US$ 341), Lapa (US$ 317), Bicudo (US$ 240), Frade (US$ 198), Badejo (US$ 190), Pampo (US$ 91) and Trilha (US$ 84). These impairment losses are mainly due to the impact of the decline in international crude oil prices on the Company’s price assumptions, the use of a higher discount rate, as well as the geological revision of Papa-Terra reservoir.

b1) Second refining unit in RNEST – 2017

An impairment loss of US$ 464 was recognized for the second refining unit in RNEST. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 7.7% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project. The impairment loss was mainly attributable to: (i) higher costs of raw materials and ii) lower refining margin, as set forth in BMP 2018-2022.

b2) Second refining unit in RNEST – 2016

An impairment loss of US$ 780 was recognized for the second refining unit in RNEST. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 8.7% p.a. (8.1% p.a. in 2015) post-tax discount rate (excluding inflation) derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project. The impairment loss was mainly attributable to: (i) the use of a higher discount rate and (ii) a delay in expected future cash inflows to 2023 resulting from postponing the project, considering the completion of this project with the Company’s own capital resources as set forth in the 2017-2021 Business and Management Plan.

c) Fertilizer Plants

Following the Company’s plan to withdrawal its entire interest in petrochemical business, as set forth in BMP 2018-2022 approved in December 2017, along with the lower expectation of a successful sale of fertilizers and nitrogen products plants, triggered an impairment testing for these assets separetaly form the Natural Gas CGU in the last quarter of 2017. As a result, impairment losses amounting to US$ 412 were recognized.

d1) Oil and gas production and drilling equipment in Brazil – 2017

In 2017, impairment losses for oil and gas production and drilling equipment in Brazil that were not directly related to oil and gas producing properties amounted to US$ 363 , as a result of: i) lower fair value of certain equipment related to the FPSO P-72 and P- 73 that could not be committed to other projects, when compared to their carrying amount (US$ 127); ii) decommissioning of a crane and launch ferry (US$ 114) and iii) hibernation of equipment of Inhaúma Shipyard excluded from the initial scope of Inhauma logistic center (US$ 125).

d2) Oil and gas production and drilling equipment in Brazil – 2016

Impairment losses of US$ 854 were recognized for oil and gas production and drilling equipment which were not directly related to oil and gas producing properties. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 9.9% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the oil and gas services and equipment industry. These impairment losses were mainly related to uncertainties over the ongoing hulls construction of the FPSOs P-71, P-72 and P-73, amounting to US$ 593 as set out in note 14.4.

d3) Oil and gas production and drilling equipment in Brazil – 2015

In 2015, impairment losses of US$ 507 were recognized for oil and gas production and drilling equipment which were not directly related to oil and gas producing properties. Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 9.2% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the oil and gas services and equipment industry. The impairment losses were mainly related to the planned idle capacity of drilling rigs in the future and the use of a higher discount rate.

e) Producing properties abroad – 2017

In 2017, impairment losses of US$ 128 were recognized for E&P assets located in the United States, principally reflecting the expected cessation of production and definitive abandonment of operation in Hadrian South field. Cash flow projection were based on: financial budgets/forecasts approved by Management; 5.7% p.a. post-tax real discount rate (5.5% p.a. in 2016) derived from the WACC for the E&P business in United States.

e1) Producing properties abroad – 2015

In 2015, impairment losses of US$ 637 were recognized in E&P assets abroad. Cash flow projections were based on: financial budgets/forecasts approved by Management; and 5.6% p.a. to 10.4% p.a. post-tax discount rates (excluding inflation) derived from the WACC for the E&P business in different countries. The impairment losses were mainly in producing properties located in the United States (US$ 448) and Bolivia (US$ 157), attributable to the decline in international crude oil prices.

f) Panamax vessels – Transpetro

In December 2017, the decision to hibernate the construction of three vessels of PANAMAX project (EI-512, EI-513 and EI-514) triggered their removal from the Transpetro’s fleet of vessels CGU. These assets were assessed for impairment separately and, as a result, the Company accounted for an impairment loss for the total carrying amounts of these assets (US$ 112).

g1) Araucária – 2017

Indications of impairment were identified during this period, such as lower sales volume and prices, as well as higher production costs. Therefore, the Company assessed the related assets for impairment and, as a result, an impairment charge of US$ 70 was recognized primarily in the second quarter of 2017 due to negative cash flow projections that were based on financial budget and forecasts approved by the management and a post-tax real discount rate of 6.6% p.a. derived for the weighted average cost of capital (WACC) for the fertilizer business.

g2) Araucária – 2016

An impairment loss of US$ 140 was recognized for Araucária Nitrogenados S.A. Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 7.8% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the fertilizer business (6.6% p.a. in 2015). The impairment loss was mainly attributable to (i) the use of a higher discount rate, (ii) the appreciation of Brazilian Real against the U.S. Dollar and (iii) an increase in estimated production costs.

h1) Comperj – 2017

As set out in BMP 2018-2022, the resumption of the Comperj project still depends on new partnerships. However, the construction of Comperj’s first refining unit facilities that will also support the natural gas processing plant (UPGN) are in progress as the facilities are part of the infrastructure for transporting and processing natural gas from the pre-salt layer in Santos Basin. Nevertheless, due to the interdependence between such infrastructure and Comperj first refining unit, the Company recognized additional impairment charges, totaling US$ 51 in 2017.

h2) Comperj – 2016

Following a reassessment of COMPERJ project in the second quarter of 2016 confirming the postponement of its first refining unit until December 2020, with continuous efforts to seek new partnerships to resume the project, the Company recognized an impairment charge on the remaining balance of this project. However, the construction of Comperj’s first refining unit facilities that will also support the natural gas processing plant (UPGN) are still in progress as the facilities are part of the infrastructure for transporting and processing natural gas from the pre-salt layer in Santos Basin. Nevertheless, due to the interdependence between such infrastructure and Comperj first refining unit, the Company recognized additional impairment charges, totaling US$ 403 of impairment losses in 2016.

h3) Comperj – 2015

In 2015, an impairment loss of US$ 1,352 was recognized for refining assets of Comperj. Cash flow projections were based on: financial budgets/forecasts approved by Management, and; an 8.1% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the refining business reflecting a specific risk premium for the postponed projects. This impairment loss was mainly attributable to: (i) the use of a higher discount rate; and (ii) the delay in expected future cash inflows resulting from postponing construction.

i) Conecta and DGM – 2017

Following prices forecast and current agreements of natural gas supply in Uruguay, the Company recognized impairment losses for intangible assets and property, plant and equipment, in the amount of US$ 38, with respect to concession agreements for natural gas distribution carried out by the subsidiaries Conecta and DGM.

j) Suape Petrochemical Complex – 2016

An impairment loss of US$ 619 was recognized for Companhia Integrada Têxtil de Pernambuco S.A. – CITEPE and Companhia Petroquímica de Pernambuco S.A. – PetroquímicaSuape at September 30, 2016. Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 7.5% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the petrochemical business. The impairment loss was mainly attributable to lower market projections and the appreciation of Brazilian real against the U.S. dollar. Following the disposal of Suape Petrochemical Complex in December 2016, the Company recognized an additional impairment charge as set out in note 14.2.

j1) Suape Petrochemical Complex – 2015

In 2015, an impairment loss of US$ 200 was recognized for Companhia Integrada Têxtil de Pernambuco S.A. – CITEPE and Companhia Petroquímica de Pernambuco S.A. – PetroquímicaSuape. Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 7.2% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the petrochemical business. The impairment loss was mainly attributable to changes in market and price assumptions resulting from a decrease in economic activity in Brazil, a reduction in the spread for petrochemical products in the international market and the use of a higher discount rate.

k) Transpetro’s fleet of vessels – 2016

In 2016, an impairment loss of US$ 244 was recognized for Transpetro’s fleet of vessels. Cash flow projections were based on: financial budgets/forecasts approved by Management; and post-tax discount rates (excluding inflation) ranging from 4.53% p.a. to 9.97% p.a. (3.92% p.a. to 8.92% p.a. in 2015) derived from the WACC for the transportation industry, considering financial leverage and the respective tax benefits. The impairment loss recognized in the third quarter mainly relates to a group of support vessels of Hidrovias project that were removed from this CGU due to the postponements and suspension of constructions projects, as well as the use of a higher discount rate. In the last quarter of 2016, additional impairment charges were accounted for due to the commencement of construction on 5 vessels after securing the projects funding, which avoided the possibility of future claims by alleging breach of contracts, as well as a further increase in discount rate.

l) Fertilizer Plant – UFN III – 2016

An impairment loss of US$ 153 was recognized for the fertilizer plant UFN III (Unidade de Fertilizantes e Nitrogenados III). Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 8.3% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the fertilizer business, reflecting a specific risk premium for the postponed projects. This impairment loss mainly relates to: (i) the use of a higher discount rate, (ii) the appreciation of the Brazilian Real against the US Dollar.

l1) Fertilizer Plant – UFN III – 2015

In 2015, an impairment loss of US$ 501 was recognized for the fertilizer plant UFN III (Unidade de Fertilizantes e Nitrogenados III). Cash flow projections were based on: financial budgets/forecasts approved by Management; and a 7.1% p.a. post-tax discount rate (excluding inflation) derived from the WACC for the Gas & Power business, reflecting a specific risk premium for the postponed projects. The impairment losses were mainly related to: (i) the use of a higher discount rate; and (ii) the delay in expected future cash inflows resulting from postponing the project.

14.1.1.	Assets most sensitive to future impairment

As set out in note 4.10, whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGU most sensitive to future impairment losses as their recoverable amounts were close to their current carrying amount. Changes in material assumptions for impairment testing may result in the recognition of additional impairment charges on such assets in future periods.

	12.31.2017
	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Producing properties relating to oil and gas activities in Brazil (3 CGUs)	E&P	168	180	(10)

(*)	It is based on a 10% reduction in the recoverable amount of CGUs.

For information on the main assumptions for impairment testing, see note 5.2.

14.2.	Assets classified as held for sale

Following the Company’s Board of Director approvals of disposal of certain assets in 2017, as described in note 10, impairment losses amounting to US$ 355 for assets held for sale were recognized, primarily attributable to the sale of 25% interest in Roncador field.

This transaction is aligned with the Company’s business and management plan and is part of the Strategic Alliance with Statoil for sharing technology and increasing the recovery factor of the field. Impairment loss of US$ 405 was recognized on this transaction, as its sales price was lower than carrying amount thereof.

In 2016, the Company recognized impairment losses amounting to US$ 556 due to certain sales of interests in investees approved by the Board of Directors, mainly related to Suape Petrochemical Complex (US$ 435), Petrobras Chile Distribución (US$ 82) and Power plants Romulo Almeida and Celso Furtado (US$ 47).

For 2015, impairment losses were recognized in E&P assets classified as held for sale. The Board of Directors approved the disposal of the Bijupirá and Salema fields, PI, PIII and PIV drilling rigs and PXIV platform. As their fair values were below their carrying amount, impairment losses in the amount of US$ 3 were recognized.

14.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a pre-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM), when applicable.

The carrying amount and the value in use of the investments in associates and joint ventures which include goodwill as of December 31, 2017 are set out below:

Investment	Segment	% Post-tax discount rate (excluding inflation) p.a.	Value in use	Carrying Amount
Braskem S.A. (*)	RTM	9.6	5,712	1,448
Natural Gas Distributors	Gas & Power	5.9	518	285

(*)	The discount rate of Braskem is CAPM of petrochemical segment, as the value in use considers the cash flow projections via dividends.

14.3.1.	Investment in publicly traded associate (Braskem S.A.)

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2017 the quoted market value of the Company’s investment in Braskem was US$ 3,775 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on the following key assumptions:

•	Estimated average exchange rate of R$ 3.44 to U.S.$1.00 in 2018 (converging to R$ 3.4 in the long run);

•	Average Brent crude oil price at US$ 53 in 2018, converging to US$ 71 in the long run;

•	Prices of feedstock and petrochemical products reflecting projected international prices;

•	Petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P growth; and

•	Increases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and declining in the long run.

14.3.2.	Impairment losses on equity-method investments

For 2017, the Company accounted for US$ 20 as results in equity-accounted investments, substantially attributable to the investees Logum, Belém Bioenergia Brasil and Refinaria de Petróleo Riograndense.

In 2016, impairment losses on equity-method investments in the amount of US$ 182 were as results in equity-accounted investments, substantially attributable to investees of biofuels segment, notably the former associate Guarani (US$ 178) and the former joint venture Nova Fronteira (US$ 30).

For 2015, impairment losses on equity-method investments in the amount of US$ 550 (US$ 251 in 2014) were recognized in the statement of income as results in equity-accounted investments, mainly due to (i) losses in investees abroad reflecting the fall in international crude oil price (US$ 276); (ii) higher discount rates and capital expenditure decisions relating to the biofuels segment (US$ 139); (iii) the deteriorated economic and financial conditions of the associate Sete Brasil (US$ 88); and (iv) losses relating to the associate Arpoador Drilling B.V, an entity indirectly controlled by Sete Brasil (US$ 14).

14.4.	Construction of platform hulls by Ecovix and Enseada shipyards

The Company entered into contracts with the suppliers Ecovix-Engevix Construções Oceânicas S.A and Enseada Industria Naval S.A. for supplying eight hulls for the FPSOs P-66 to P-73 and for hulls conversion of four FPSOs (P-74 to P-77), respectively.

Considering the relevance of these assets in the context of the Business and Management Plan and due to the financial difficulties faced by the suppliers, escrow accounts relating to these projects were created in the last quarter of 2015 in order to ensure the ongoing performance of the services hired.

These escrow accounts have comprised funds transferred in advance for payments to be made by the shipyards, restricted to the scope of the contracts and limited to their total balance. The deposits would be offset to the extent that services rendered or equipment delivered, with the remaining balance being reimbursed. This strategy was considered effective as the projects achieved significant progress up to September 2016, enabling the delivery of P-67 hull to a shipyard in China for integration services, the recommence of the work in progress of P-69 hull also in China, the continuity of the work in progress of P-68 hull in Rio Grande shipyard, as well as the progress on priority activities for the conclusion of minimum scope of P-74 and P-76 hulls, delivering these units to shipyards in China for integration services and for setting up topsides.

During the third quarter of 2016, the Company reassessed the progress of the hulls project and the continuity of the escrow accounts related to the projects and concluded that this strategy, which in its beginning avoided the work in progress discontinuation, was not as effective as it was previously.

Due to uncertainties regarding the FPSOs P-71, P-72 and P-73 hulls construction continuity after significant delays on projects progress, the Company recognized, in the third quarter of 2016, impairment charges amounting to US$ 593 as set out in note 14.1.

Based on management evaluation, in 2016 the Company recognized allowances for impairment amounting to US$ 689 within other expenses, net with respect to the remaining balance of advances to these suppliers in the context of the escrow accounts (US$ 352) and debts assumption relating to Ecovix and Enseada (US$ 337), in which legal procedures to recover them are being assessed.

In addition, the Company wrote-off, in 2016, capital expenditures related to the right of use the Rio Grande shipyard in the amount of US$ 155, as well as other investments related to the P-71, P-72 and P-73 amounting to US$ 146.

The FPSOs constructions have progressed significantly after restructuring the contracts and accessing the hull. The start -ups of P-67 to P-69 and P-74 to P-76 are expected to occur in 2018, while the start -ups of P-70 and P-77 are expected in the first semester of 2019. The P-66 have been in operation since May 2017. This scenario shows the effectiveness of the strategy to enable the continuity of the work in progress of these FPSOs with no impacts in the Company’s future production curve.

The effects of the negotiation with each shipyard are presented below:

Negotiations with Ecovix

Pursuant the reassessment made by the Company in the third quarter of 2016 in order to verify the effectiveness of the escrow account approach implemented to ensure access to P-66 to P-73 hulls, a provision in the amount of US$ 115 was recognized within other expenses, net.

On December 9, 2016, the Company, through its investees TUPI BV and Petrobras Netherlands BV, entered into agreements with Ecovix Construções Oceânicas S.A establishing the termination of EPC contracts signed in 2010 for the construction of eight FPSO hulls. Therefore, the Company has assumed certain liabilities from Ecovix as the most adequate solution for Petrobras Group: ensure the access to the hulls of platforms P-66 to P-70 and the achievement of the 2017-2021 Business and Management Plan production targets. These debts were recognized in 2016 within other expenses, net in the amount of US$ 234.

Along with those agreements signed in the last quarter of 2016, the Company assessed investments carried out for the construction of the P-71, P-72 and P-73 hulls to determine the best option for their allocation. As a result, the amount of US$ 146 were written-off and accounted for as other expenses, net. In 2017, after reassessing the use of certain acquired equipment for P-72 and 73, the Company wrote-off additional US$ 127 as described in note 14.1.

The negotiations with Ecovix in the last quarter of 2016 also resulted in a transfer of the right of use of Rio Grande shipyard from Ecovix to the Company pursuant to a finance lease agreement. The Company reassessed the recoverable amount of this right of use and related improvements totaling US$ 155 and, as a consequence, these assets were written-off.

Negotiations with Enseada

With the escrow accounts, the Company eliminated any risk of non-delivery of the P-74 to P-77 hulls. In 2016, PNBV transferred funds in advance amounting to US$ 237 for the payment in the name of Enseada of certain liabilities relating to the hull construction of these platforms. Due to financial difficulties faced by this supplier, the Company recognized a provision for impairment on this entire amount within other expenses, net.

In addition, as part of the Company’s strategy of ensuring the continuity of FPSOs P-75 and P-77 hulls construction, the Company approved the transfer of the contract entered into by Enseada and COSCO (Dalian) Shipyard Co., Ltd to its wholly-owned subsidiary Petrobras Netherlands B.V. (PNBV), resulting in the recognition of payables within the scope of this contract. As a result, the Company recognized a provision in the amount of US$ 103 within other expenses in the third quarter of 2016.

In 2016, the Company also assessed the recoverable amount of improvements made for the hulls conversion of FPSOs P-74 to P-77 in the Inhaúma Shipyard, as well as the right of use of this shipyard. Accordingly, the Company did not accounted for any additional write-off related to these assets at December 31, 2016 based on the use of this location as a logistic center mainly dedicated to Santos Basin operations. In 2017, following a review in the scope of this logistic center implementation, impairment losses of US$ 125 were recognized as shown in note 14.1.